UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
____________________ to ____________________
Date of Report (Date of earliest event reported) ____________________
Commission File Number of securitizer:  ____________________
Central Index Key Number of securitizer:  ____________________
_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  0001295969

Mill City Mortgage Loan Trust 2019-GS1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Servicing Payment History
Schedule 3 – Servicing Comment Report
Schedule 4(a) – Compliance Review
Schedule 4(b) – Compliance Review

99.2	Disclosures required by Rule 15Ga-2 for Meridian Asset Services LLC
Schedule 1(a) – Tax and Title Review
Schedule 1(b) – Tax and Title Review

99.3	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report
Schedule 4 – Pay String Report

99.4	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1 – Narrative Report
Schedule 2(a) – Conditions Report
Schedule 2(b) – Conditions Report
Schedule 2(c) – Conditions Report
Schedule 2(d) – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Payment History
Schedule 5 – Mod Upload
Schedule 6 – Rating Agency ATR QM Data Fields

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 2, 2019
GS Mortgage Securities Corp.(Depositor)

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President

EXHIBIT INDEX

Exhibit Number Description

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Servicing Payment History
Schedule 3 – Servicing Comment Report
Schedule 4(a) – Compliance Review
Schedule 4(b) – Compliance Review

99.2	Disclosures required by Rule 15Ga-2 for Meridian Asset Services LLC
Schedule 1(a) – Tax and Title Review
Schedule 1(b) – Tax and Title Review

99.3	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report
Schedule 4 – Pay String Report

99.4	Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1 – Narrative Report
Schedule 2(a) – Conditions Report
Schedule 2(b) – Conditions Report
Schedule 2(c) – Conditions Report
Schedule 2(d) – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Payment History
Schedule 5 – Mod Upload
Schedule 6 – Rating Agency ATR QM Data Fields